Subsequent events - Additional information (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for stock option exercised	27,077
Proceeds from exercise of options | $	$ 295,516		$ 449,459
Stock options
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	36 months
Lease agreement | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	624,629
Share issued price | $ / shares		$ 36